Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Las Vegas Land Holdings [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Recognized Assets Acquired and Liabilities Assumed

Assets acquired and liabilities assumed
Accounts receivable	$347
Inventories	144,531
Prepaid expenses and other assets	2,910
Property and equipment	8,619
Amortizable intangible assets	3,076
Goodwill	11,282
Total assets	$170,765

Accounts payable	$2,074
Accrued expenses and other liabilities	1,816
Notes payable and capital lease obligations	1,497
Total liabilities	$5,387

Grand View Builders Inc. [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Recognized Assets Acquired and Liabilities Assumed

Assets acquired and liabilities assumed
Accounts receivable	$188
Inventories	12,356
Prepaid expenses and other assets	295
Property and equipment	185
Amortizable intangible assets	2,028
Goodwill	1,489
Total assets	$16,541

Accrued expenses and other liabilities (inclusive of earnout liability)	$3,684
Total liabilities	$3,684

Jimmy Jacobs [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Recognized Assets Acquired and Liabilities Assumed

Assets acquired and liabilities assumed
Accounts receivable	$143
Inventory	12,411
Property and equipment	679
Prepaid and other assets	1,500
Intangible assets	2,428
Goodwill	479
Total assets	$17,640
Accounts payable	878
Accrued and other expenses	1,054
Total liabilities	$1,932